                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09713

Active Assets Institutional Money Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
        (Address of principal executive offices)            (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2004

Date of reporting period: June 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN ACTIVE ASSETS INSTITUTIONAL MONEY TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report
For the year ended June 30, 2004

MARKET CONDITIONS

The Federal Open Market Committee (the "Fed") maintained its target rate for federal funds at 1.00 percent, a 45-year low, for the entire fiscal period of this report. However, on June 30, 2004 it raised that target to 1.25 percent, the first increase in more than four years. This increase came on the heels of a string of positive employment reports as well as rising costs for commodities. The level of forward interest rates at the end of the review period indicated a widespread expectation by investors that the Fed would continue to raise interest rates by at least one percentage point. While it is impossible to predict with any certainty, such a sustained increase in rates would provide money market investors an opportunity to invest in securities with more attractive yields than have been available for some time.

PERFORMANCE ANALYSIS

As of June 30, 2004, Active Assets Institutional Money Trust had net assets of more than $936 million and an average portfolio maturity of 27 days. For the 12-month period ended June 30, 2004, the Fund provided a total return of 0.91 percent. For the seven-day period ended June 30, 2004, the Fund provided an effective annualized yield and a current yield both of 0.97 percent; its 30-day moving average yield for June was 0.92 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the Fund remained consistent with the Fund's long-term focus on maintaining preservation of capital and very high liquidity. We adhered to a conservative approach in managing the Fund that emphasized purchasing high-quality money market obligations and avoided the use of derivatives that might fluctuate excessively with changing interest rates.

PORTFOLIO COMPOSITION
   Commercial Paper                            60.0%
   Floating Rate Notes                         19.4
   Repurchase Agreement                        11.2
   Certificates of Deposit                      6.0
   Promissory Note                              3.4

MATURITY SCHEDULE
     1 - 30 Days                               67.1%
    31 - 60 Days                               21.3
    61 - 90 Days                                9.4
    91 - 120 Days                               1.0
   121 + Days                                   1.2

DATA AS OF JUNE 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004

                                                                              ANNUALIZED
PRINCIPAL                                                                        YIELD
AMOUNT IN                                                                     ON DATE OF
THOUSANDS     DESCRIPTION AND MATURITY DATES                                   PURCHASE          VALUE
----------------------------------------------------------------------------------------------------------
              COMMERCIAL PAPER (60.0%)
              ASSET-BACKED - AUTO (5.8%)
$    4,086    DaimlerChrysler Revolving Auto Conduit
               08/09/04                                                          1.31%       $   4,080,201
    10,000    DaimlerChrysler Revolving Auto Conduit Series II
               07/28/04                                                          1.32            9,990,100
    40,000    FCAR Owner Trust
               07/01/04 - 09/15/04                                            1.06 - 1.52       39,960,057
                                                                                             -------------
                                                                                                54,030,358
                                                                                             -------------
              ASSET-BACKED - CONSUMER (10.4%)
     6,000    Barton Capital Corp. - 144A*
               07/08/04                                                          1.08            5,998,740
    27,000    Gemini Securitization Co. - 144A*
               07/06/04 - 07/22/04                                            1.11 - 1.25       26,984,338
    12,000    Mont Blanc Capital Corp. - 144A*
               07/13/04                                                          1.11           11,995,560
    19,000    Old Line Funding Corp. - 144A*
               08/10/04                                                       1.30 - 1.33       18,972,222
    33,009    Thames Asset Global Securitization - 144A*
               07/16/04 - 07/19/04                                            1.13 - 1.24       32,991,087
                                                                                             -------------
                                                                                                96,941,947
                                                                                             -------------
              ASSET-BACKED - CORPORATE (3.0%)
     9,000    Amsterdam Funding Corp. - 144A*
               07/06/04                                                          1.10            8,998,625
    19,000    Variable Funding Corp. - 144A*
               07/07/04 - 07/09/04                                            1.09 - 1.10       18,995,920
                                                                                             -------------
                                                                                                27,994,545
                                                                                             -------------
              ASSET-BACKED - DIVERSIFIED (0.5%)
     5,000    Falcon Asset Securitization Corp. - 144A*
               07/21/04                                                          1.25            4,996,528
                                                                                             -------------
              ASSET-BACKED - MORTGAGES (4.9%)
     7,000    Mortgage Interest Networking Trust Series A1 P1
               08/02/04                                                          1.22            6,992,409
    30,000    Mortgage Interest Networking Trust Series A1+P1
               07/07/04 - 08/16/04                                            1.12 - 1.33       29,956,581
     9,000    Sydney Capital Corp. - 144A*
               07/26/04 - 09/13/04                                            1.30 - 1.51        8,983,152
                                                                                             -------------
                                                                                                45,932,142
                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                              ANNUALIZED
PRINCIPAL                                                                        YIELD
AMOUNT IN                                                                     ON DATE OF
THOUSANDS     DESCRIPTION AND MATURITY DATES                                   PURCHASE          VALUE
----------------------------------------------------------------------------------------------------------
              ASSET-BACKED - SECURITIES (9.9%)
$   12,038    Amstel Funding Corp. - 144A*
               07/15/04 - 09/22/04                                            1.15 - 1.54%   $  12,012,149
    11,325    Beta Finance - 144A*
               07/20/04 - 10/08/04                                            1.15 - 1.20       11,301,017
    13,000    Cancara Asset Securitization Ltd. - 144A*
               07/27/04 - 08/18/04                                            1.09 - 1.21       12,983,983
    11,233    CC USA Inc. - 144A*
               07/20/04 - 10/20/04                                            1.10 - 1.28       11,216,230
    18,000    Clipper Receivables Corp. - 144A*
               07/07/04 - 07/12/04                                            1.07 - 1.10       17,995,528
    27,000    Dorada Finance Inc. - 144A*
               07/16/04 - 07/30/04                                            1.10 - 1.36       26,982,464
                                                                                             -------------
                                                                                                92,491,371
                                                                                             -------------
              BANKING (4.1%)
    32,000    Citicorp
               07/06/04 - 07/12/04                                            1.10 - 1.14       31,991,200
     6,000    Northern Trust Corp.
               07/02/04                                                          1.07            5,999,822
                                                                                             -------------
                                                                                                37,991,022
                                                                                             -------------
              FINANCE - CORPORATE (2.1%)
    20,000    CIT Group Inc.
               07/01/04 - 07/13/04                                            1.08 - 1.15       19,996,167
                                                                                             -------------
              FINANCIAL CONGLOMERATES (2.5%)
    24,000    General Electric Capital Corp.
               07/08/04 - 12/20/04                                            1.08 - 1.87       23,906,801
                                                                                             -------------
              INTERNATIONAL BANKS (16.8%)
     4,200    ANZ (DE) Inc.
               07/07/04                                                          1.15            4,199,195
    35,000    Danske Corp.
               08/06/04 - 09/28/04                                            1.07 - 1.11       34,931,089
    12,000    Fortis Funding LLC
               08/16/04                                                          1.10           11,983,133
    40,000    HBOS Treasury Services PLC
               08/11/04 - 09/01/04                                            1.07 - 1.12       39,935,907
    10,000    KBC Financial Products International Ltd. - 144A*
               08/04/04                                                          1.10            9,989,611

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                              ANNUALIZED
PRINCIPAL                                                                        YIELD
AMOUNT IN                                                                     ON DATE OF
THOUSANDS     DESCRIPTION AND MATURITY DATES                                   PURCHASE          VALUE
----------------------------------------------------------------------------------------------------------
$   30,000    KFW International Finance Inc.
               08/19/04 - 09/07/04                                            1.07 - 1.15%   $  29,953,164
    11,000    Natexis Banques Populaires U.S. Finance LLC
               07/02/04 - 07/22/04                                               1.08           10,997,271
    15,000    Westpac Capital Corp.
               08/18/04                                                          1.05           14,979,000
                                                                                             -------------
                                                                                               156,968,370
                                                                                             -------------
              TOTAL COMMERCIAL PAPER
               (COST $561,249,251)                                                             561,249,251
                                                                                             -------------
              FLOATING RATE NOTES (19.4%)
              ASSET-BACKED - SECURITIES (1.1%)
    10,000    CC USA Inc. - 144A*
               07/26/04++                                                        1.24+           9,998,164
                                                                                             -------------
              BANKING (3.7%)
    10,000    SunTrust Bank
               07/01/04++                                                        1.18+           9,999,240
    25,000    Wells Fargo Bank, N.A.
               07/01/04++                                                        1.05+          25,000,000
                                                                                             -------------
                                                                                                34,999,240
                                                                                             -------------
              FINANCE - AUTO (4.3%)
    12,000    American Honda Finance Corp. - 144A*
               08/11/04++                                                        1.30+          12,005,984
    28,000    Toyota Motor Credit Corp.
               07/01/04++                                                        1.27+          28,009,798
                                                                                             -------------
                                                                                                40,015,782
                                                                                             -------------
              INSURANCE (4.3%)
    30,000    AIG SunAmerica Global VIII - 144A*
               07/15/04++                                                        1.36+          30,019,388
    10,000    Allstate Financial Global Funding - 144A*
               07/01/04++                                                        1.47+          10,024,057
                                                                                             -------------
                                                                                                40,043,445
                                                                                             -------------
              INTERNATIONAL BANKS (6.0%)
    37,000    Barclays Bank PLC
               07/26/04++                                                        1.22+          36,994,469
     9,700    Deutsche Bank AG
               08/18/04++                                                        1.31+           9,706,584

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                              ANNUALIZED
PRINCIPAL                                                                        YIELD
AMOUNT IN                                                                     ON DATE OF
THOUSANDS     DESCRIPTION AND MATURITY DATES                                   PURCHASE          VALUE
----------------------------------------------------------------------------------------------------------
$   10,000    Westpac Banking Corp.
               07/26/04++                                                          1.14+%    $  10,002,081
                                                                                             -------------
                                                                                                56,703,134
                                                                                             -------------
              TOTAL FLOATING RATE NOTES
               (COST $181,759,765)                                                             181,759,765
                                                                                             -------------
              REPURCHASE AGREEMENT (11.2%)
   104,740    Goldman, Sachs & Co.
               due 07/01/04 (dated 06/30/04; proceeds $104,744,510) (a)
               (COST $104,740,000)                                                 1.55        104,740,000
                                                                                             -------------
              CERTIFICATES OF DEPOSIT (6.0%)
    20,000    Fifth Third Bank
               09/20/04                                                            1.06         20,000,448
     6,000    Fortis Bank, NY Branch
               08/24/04                                                            1.14          6,000,000
     5,000    Natexis Banques Populaires, NY Branch
               09/14/04                                                            1.42          5,000,052
    25,000    UBS AG, Stamford Branch
               07/01/04                                                            1.10         25,000,000
                                                                                             -------------
              TOTAL CERTIFICATES OF DEPOSIT
               (COST $56,000,500)                                                               56,000,500
                                                                                             -------------
              PROMISSORY NOTE (3.4%)
              INVESTMENTS BANKS/BROKERS
    32,000    Goldman Sachs Group Inc. - 144A*
               07/01/04++(COST $32,000,000)                                        1.27+        32,000,000
                                                                                             -------------
              TOTAL INVESTMENTS
               (COST $935,749,516) (b)                                              100.0%     935,749,516
              OTHER ASSETS IN EXCESS OF LIABILITIES                                   0.0          308,523
                                                                              -----------    -------------
              NET ASSETS                                                            100.0%   $ 936,058,039
                                                                              ===========    =============

----------
*   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
+   RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2004.
++  DATE OF NEXT INTEREST RATE RESET.
(a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 8.00% DUE 06/01/31 VALUED AT $106,834,800.
(b) COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
Investments in securities, at value
 (cost $935,749,516)
 (including a repurchase agreement
 of $104,740,000)                                               $    935,749,516
Cash                                                                       5,539
Interest receivable                                                      475,668
Prepaid expenses and other assets                                         21,395
                                                                ----------------
    TOTAL ASSETS                                                     936,252,118
                                                                ----------------
LIABILITIES:
Payable for:
 Investment management fee                                               105,741
 Dividends to shareholders                                                27,193
Accrued expenses and other payables                                       61,145
                                                                ----------------
    TOTAL LIABILITIES                                                    194,079
                                                                ----------------
    NET ASSETS                                                  $    936,058,039
                                                                ================

COMPOSITION OF NET ASSETS:
Paid-in-capital                                                 $    935,948,754
Accumulated undistributed net
 investment income                                                       109,285
                                                                ----------------
    NET ASSETS                                                  $    936,058,039
                                                                ================

NET ASSET VALUE PER SHARE,
936,058,054 SHARES OUTSTANDING
(UNLIMITED SHARES
AUTHORIZED OF $.01
PAR VALUE)                                                      $           1.00
                                                                ================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004

NET INVESTMENT INCOME:
INTEREST INCOME                                                 $     11,656,323
                                                                ----------------
EXPENSES
Investment management fee                                              1,611,553
Shareholder reports and notices                                           64,459
Professional fees                                                         63,661
Registration fees                                                         57,162
Custodian fees                                                            49,577
Trustees' fees and expenses                                               14,899
Transfer agent fees and expenses                                           2,936
Other                                                                     54,817
                                                                ----------------
    TOTAL EXPENSES                                                     1,919,064
Less: amounts waived                                                        (550)
                                                                ----------------
    NET EXPENSES                                                       1,918,514
                                                                ----------------
    NET INVESTMENT INCOME                                              9,737,809
    NET REALIZED GAIN                                                      1,245
                                                                ----------------
NET INCREASE                                                    $      9,739,054
                                                                ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR          FOR THE YEAR
                                                                              ENDED                ENDED
                                                                          JUNE 30, 2004        JUNE 30, 2003
                                                                         ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                    $      9,737,809     $     16,141,230
Net realized gain                                                                   1,245                8,900
                                                                         ----------------     ----------------
    NET INCREASE                                                                9,739,054           16,150,130
                                                                         ----------------     ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                          (9,737,824)         (16,141,230)
Net realized gain                                                                  (1,245)              (8,900)
                                                                         ----------------     ----------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                                          (9,739,069)         (16,150,130)
                                                                         ----------------     ----------------

Net decrease from transactions in shares of beneficial interest              (212,407,462)          (4,293,399)
                                                                         ----------------     ----------------

    NET DECREASE                                                             (212,407,477)          (4,293,399)

NET ASSETS:
Beginning of period                                                         1,148,465,516        1,152,758,915
                                                                         ----------------     ----------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$109,285 AND $109,300, RESPECTIVELY)                                     $    936,058,039     $  1,148,465,516
                                                                         ================     ================

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Institutional Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and commenced operations on February 15, 2000.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.20% of the daily net assets of the Fund.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2004, aggregated $38,657,857,958 and $38,877,881,608, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                            FOR THE YEAR     FOR THE YEAR
                                                                               ENDED            ENDED
                                                                            JUNE 30, 2004    JUNE 30, 2003
                                                                           --------------   --------------
Shares sold                                                                 3,918,519,756    4,177,514,450
Shares issued in reinvestment of dividends and distributions                    9,744,521       16,254,374
                                                                           --------------   --------------
                                                                            3,928,264,277    4,193,768,824
Shares redeemed                                                            (4,140,671,739)  (4,198,062,223)
                                                                           --------------   --------------
Net decrease in shares outstanding                                           (212,407,462)      (4,293,399)
                                                                           ==============   ==============

5. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment

Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                           FOR THE PERIOD
                                                             FOR THE YEAR ENDED JUNE 30,                 FEBRUARY 15, 2000*
                                           ------------------------------------------------------------       THROUGH
                                               2004            2003            2002            2001        JUNE 30, 2000
                                           ------------    ------------    ------------    ------------  ------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period       $       1.00    $       1.00    $       1.00    $       1.00    $           1.00
                                           ------------    ------------    ------------    ------------  ------------------

Net income from investment operations             0.009           0.014           0.024           0.058               0.023

Less dividends from net investment income        (0.009)+        (0.014)+        (0.024)+        (0.058)+            (0.023)
                                           ------------    ------------    ------------    ------------  ------------------

Net asset value, end of period             $       1.00    $       1.00    $       1.00    $       1.00    $           1.00
                                           ============    ============    ============    ============  ==================

TOTAL RETURN                                       0.91%           1.37%           2.45%           5.95%               2.31%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses                                           0.18%           0.17%           0.17%           0.19%               0.20%(2)(3)
Net investment income                              0.91%           1.36%           2.40%           5.61%               6.12%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in millions     $        936    $      1,148    $      1,153    $      1,146    $            813

----------
 *   COMMENCEMENT OF OPERATIONS.
 +   INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.31% AND 6.01%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets Institutional Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Institutional Money Trust as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 13, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2004, 1.84% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                          TERM OF                                           IN FUND
                            POSITION(S)  OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN    OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE      REGISTRANT  TIME SERVED*             5 YEARS**                BY TRUSTEE***   HELD BY TRUSTEE
--------------------------- ----------- ------------ -----------------------------------  ------------- --------------------
Michael Bozic (63)          Trustee     Since        Private Investor; Director or        208           Director of Weirton
c/o Kramer Levin Naftalis &             April 1994   Trustee of the Retail Funds (since                 Steel Corporation.
Frankel LLP                                          April 1994) and the Institutional
Counsel to the Independent                           Funds (since July 2003); formerly
Trustees                                             Vice Chairman of Kmart Corporation
919 Third Avenue                                     (December 1998-October 2000),
New York, NY                                         Chairman and Chief Executive
                                                     Officer of Levitz Furniture
                                                     Corporation (November 1995-November
                                                     1998) and President and Chief
                                                     Executive Officer of Hills
                                                     Department Stores (May 1991-July
                                                     1995); formerly variously Chairman,
                                                     Chief Executive Officer, President
                                                     and Chief Operating Officer
                                                     (1987-1991) of the Sears
                                                     Merchandise Group of Sears, Roebuck
                                                     & Co.

Edwin J. Garn (71)          Trustee     Since        Managing Director of Summit          208           Director of Franklin
c/o Summit Ventures LLC                 January 1993 Ventures LLC; Director or Trustee                  Covey (time
1 Utah Center                                        of the Retail Funds (since January                 management systems),
201 S. Main Street                                   1993) and the Institutional Funds                  BMW Bank of North
Salt Lake City, UT                                   (since July 2003); member of the                   America, Inc.
                                                     Utah Regional Advisory Board of                    (industrial loan
                                                     Pacific Corp.; formerly United                     corporation), United
                                                     States Senator (R-Utah) (1974-1992)                Space Alliance
                                                     and Chairman, Senate Banking                       (joint venture
                                                     Committee (1980-1986), Mayor of                    between Lockheed
                                                     Salt Lake City, Utah (1971-1974),                  Martin and the
                                                     Astronaut, Space Shuttle Discovery                 Boeing Company) and
                                                     (April 12-19, 1985), and Vice                      Nuskin Asia Pacific
                                                     Chairman, Huntsman Corporation                     (multilevel
                                                     (chemical company).                                marketing); member
                                                                                                        of the board of
                                                                                                        various civic and
                                                                                                        charitable
                                                                                                        organizations.

Wayne E. Hedien (70)        Trustee     Since        Retired; Director or Trustee of the  208           Director of The PMI
c/o Kramer Levin Naftalis &             September    Retail Funds (since September 1997)                Group Inc. (private
Frankel LLP                             1997         and the Institutional Funds (since                 mortgage insurance);
Counsel to the Independent                           July 2003); formerly associated                    Trustee and Vice
Trustees                                             with the Allstate Companies                        Chairman of The
919 Third Avenue                                     (1966-1994), most recently as                      Field Museum of
New York, NY                                         Chairman of The Allstate                           Natural History;
                                                     Corporation (March 1993-December                   director of various
                                                     1994) and Chairman and Chief                       other business and
                                                     Executive Officer of its                           charitable
                                                     wholly-owned subsidiary, Allstate                  organizations.
                                                     Insurance Company (July 1989-
                                                     December 1994).

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                          TERM OF                                           IN FUND
                            POSITION(S)  OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN    OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE      REGISTRANT  TIME SERVED*             5 YEARS**                BY TRUSTEE***   HELD BY TRUSTEE
--------------------------- ----------- ------------ -----------------------------------  ------------- --------------------
Dr. Manuel H. Johnson (55)  Trustee     Since        Senior Partner, Johnson Smick        208           Director of NVR,
c/o Johnson Smick                       July 1991    International, Inc., a consulting                  Inc. (home
International, Inc.                                  firm; Chairman of the Audit                        construction);
2099 Pennsylvania Avenue,                            Committee and Director or Trustee                  Chairman and Trustee
N.W.                                                 of the Retail Funds (since                         of the Financial
Suite 950                                            July 1991) and the Institutional                   Accounting
Washington, D.C.                                     Funds (since July 2003); Co-Chairman               Foundation
                                                     and a founder of the Group of Seven                (oversight
                                                     Council (G7C), an international                    organization of the
                                                     economic commission; formerly Vice                 Financial Accounting
                                                     Chairman of the Board of Governors                 Standards Board);
                                                     of the Federal Reserve System and                  Director of RBS
                                                     Assistant Secretary of the U.S.                    Greenwich Capital
                                                     Treasury.                                          Holdings (financial
                                                                                                        holding company).

Joseph J. Kearns (61)       Trustee     Since        President, Kearns & Associates LLC   209           Director of Electro
PMB754                                  July 2003    (investment consulting); Deputy                    Rent Corporation
23852 Pacific Coast Highway                          Chairman of the Audit Committee and                (equipment leasing),
Malibu, CA                                           Director or Trustee of the Retail                  The Ford Family
                                                     Funds (since July 2003) and the                    Foundation, and the
                                                     Institutional Funds (since                         UCLA Foundation.
                                                     August 1994); previously Chairman
                                                     of the Audit Committee of the
                                                     Institutional Funds (October 2001-
                                                     July 2003); formerly CFO of the
                                                     J. Paul Getty Trust.

Michael E. Nugent (68)      Trustee     Since        General Partner of Triumph Capital,  208           Director of various
c/o Triumph Capital, L.P.               July 1991    L.P., a private investment                         business
445 Park Avenue                                      partnership; Chairman of the                       organizations.
New York, NY                                         Insurance Committee and Director or
                                                     Trustee of the Retail Funds (since
                                                     July 1991) and the Institutional
                                                     Funds (since July 2001); formerly
                                                     Vice President, Bankers Trust
                                                     Company and BT Capital Corporation
                                                     (1984-1988).

Fergus Reid (71)            Trustee     Since        Chairman of Lumelite Plastics        209           Trustee and Director
c/o Lumelite Plastics                   July 2003    Corporation; Chairman of the                       of certain
Corporation                                          Governance Committee and Director                  investment companies
85 Charles Colman Blvd.                              or Trustee of the Retail Funds                     in the JPMorgan Funds
Pawling, NY                                          (since July 2003) and the                          complex managed by
                                                     Institutional Funds (since                         J.P. Morgan
                                                     June 1992).                                        Investment
                                                                                                        Management Inc.

INTERESTED TRUSTEES:

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                          TERM OF                                           IN FUND
                            POSITION(S)  OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN    OTHER DIRECTORSHIPS
   INTERESTED TRUSTEE       REGISTRANT  TIME SERVED*             5 YEARS**                BY TRUSTEE***   HELD BY TRUSTEE
--------------------------- ----------- ------------ -----------------------------------  ------------- --------------------
Charles A. Fiumefreddo (71) Chairman of Since        Chairman and Director or Trustee of  208           None
c/o Morgan Stanley Trust    the Board   July 1991    the Retail Funds (since July 1991)
Harborside Financial        and Trustee              and the Institutional Funds (since
Center,                                              July 2003); formerly Chief
Plaza Two,                                           Executive Officer of the Retail
Jersey City, NJ                                      Funds (until September 2002).

James F. Higgins (56)       Trustee     Since        Director or Trustee of the Retail    208           Director of AXA
c/o Morgan Stanley Trust                June 2000    Funds (since June 2000) and the                    Financial, Inc. and
Harborside Financial                                 Institutional Funds (since                         The Equitable Life
Center,                                              July 2003); Senior Advisor of Morgan               Assurance Society of
Plaza Two,                                           Stanley (since August 2000);                       the United States
Jersey City, NJ                                      Director of the Distributor and                    (financial
                                                     Dean Witter Realty Inc.; previously                services).
                                                     President and Chief Operating
                                                     Officer of the Private Client Group
                                                     of Morgan Stanley (May 1999-August
                                                     2000), and President and Chief
                                                     Operating Officer of Individual
                                                     Securities of Morgan Stanley
                                                     (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                              TERM OF
                              POSITION(S)    OFFICE AND
 NAME, AGE AND ADDRESS OF      HELD WITH      LENGTH OF
    EXECUTIVE OFFICER         REGISTRANT     TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   -----------   --------------  --------------------------------------------------------
Mitchell M. Merin (50)        President     Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                 Investment Management Inc.; President, Director and
New York, NY                                                Chief Executive Officer of the Investment Manager and
                                                            Morgan Stanley Services; Chairman and Director of the
                                                            Distributor; Chairman and Director of the Transfer
                                                            Agent; Director of various Morgan Stanley subsidiaries;
                                                            President of the Institutional Funds (since July 2003)
                                                            and President of the Retail Funds (since May 1999);
                                                            Trustee (since July 2003) and President (since December
                                                            2002) of the Van Kampen Closed-End Funds; Trustee (since
                                                            May 1999) and President (since October 2002) of the Van
                                                            Kampen Open-End Funds.

Barry Fink (49)               Vice          Since           General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas   President     February 1997   (since December 2000) of Morgan Stanley Investment
New York, NY                                                Management; Managing Director (since December 2000),
                                                            Secretary (since February 1997) and Director (since July
                                                            1998) of the Investment Manager and Morgan Stanley
                                                            Services; Vice President of the Retail Funds; Assistant
                                                            Secretary of Morgan Stanley DW; Vice President of the
                                                            Institutional Funds (since July 2003); Managing
                                                            Director, Secretary and Director of the Distributor;
                                                            previously Secretary (February 1997-July 2003) and
                                                            General Counsel (February 1997-April 2004) of the Retail
                                                            Funds; Vice President and Assistant General Counsel of
                                                            the Investment Manager and Morgan Stanley Services
                                                            (February 1997-December 2001).

Ronald E. Robison (65)        Executive     Since           Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas   Vice          April 2003      November 2003); Managing Director of Morgan Stanley & Co.
New York, NY                  President                     Incorporated, Managing Director of Morgan Stanley;
                              and                           Managing Director, Chief Administrative Officer and
                              Principal                     Director of the Investment Manager and Morgan Stanley
                              Executive                     Services; Chief Executive Officer and Director of the
                              Officer                       Transfer Agent; Managing Director and Director of the
                                                            Distributor; Executive Vice President and Principal
                                                            Executive Officer of the Institutional Funds (since
                                                            July 2003) and the Retail Funds (since April 2003);
                                                            Director of Morgan Stanley SICAV (since May 2004);
                                                            previously President and Director of the Institutional
                                                            Funds (March 2001-July 2003) and Chief Global Operations
                                                            Officer and Managing Director of Morgan Stanley
                                                            Investment Management Inc.

Joseph J. McAlinden (61)      Vice          Since           Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas   President     July 1995       Investment Manager and Morgan Stanley Investment
New York, NY                                                Management Inc., Director of the Transfer Agent, Chief
                                                            Investment Officer of the Van Kampen Funds; Vice
                                                            President of the Institutional Funds (since July 2003)
                                                            and the Retail Funds (since July 1995).

Stefanie V. Chang (37)        Vice          Since           Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas   President     July 2003       Morgan Stanley Investment Management Inc., and the
New York, NY                                                Investment Manager; Vice President of the Institutional
                                                            Funds (since December 1997) and the Retail Funds (since
                                                            July 2003); formerly practiced law with the New York law
                                                            firm of Rogers & Wells (now Clifford Chance US LLP).

                                              TERM OF
                              POSITION(S)    OFFICE AND
 NAME, AGE AND ADDRESS OF     HELD WITH       LENGTH OF
    EXECUTIVE OFFICER         REGISTRANT     TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   -----------   ---------------   ------------------------------------------------------
Francis J. Smith (38)         Treasurer     Treasurer since   Executive Director of the Investment Manager and
c/o Morgan Stanley Trust      and Chief     July 2003 and     Morgan Stanley Services (since December 2001);
Harborside Financial          Financial     Chief Financial   previously Vice President of the Retail Funds
Center,                       Officer       Officer since     (September 2002-July 2003), and Vice President of the
Plaza Two,                                  September 2002    Investment Manager and Morgan Stanley Services (August
Jersey City, NJ                                               2000-November 2001) and Senior Manager at
                                                              PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (58)         Vice          Since             Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust      President     July 2003         Treasurer of the Investment Manager, the Distributor
Harborside Financial                                          and Morgan Stanley Services; previously Treasurer of
Center,                                                       the Retail Funds (April 1989-July 2003); formerly
Plaza Two,                                                    First Vice President of the Investment Manager, the
Jersey City, NJ                                               Distributor and Morgan Stanley Services.

Mary E. Mullin (37)           Secretary     Since             Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                 July 2003         Incorporated, Morgan Stanley Investment Management
New York, NY                                                  Inc. and the Investment Manager; Secretary of the
                                                              Institutional Funds (since June 1999) and the Retail
                                                              Funds (since July 2003); formerly practiced law with
                                                              the New York law firms of McDermott, Will & Emery and
                                                              Skadden, Arps, Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph McAlinden
VICE PRESIDENT

Stephanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullen
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                   ACTIVE ASSETS
                                                             INSTITUTIONAL MONEY
                                                                           TRUST


                                                                   ANNUAL REPORT
                                                                   JUNE 30, 2004


                                                           [MORGAN STANLEY LOGO]

                                                              RA04-00475P-Y06/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c)    Not applicable.

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)  Not applicable.

       (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

       2004

                                                          REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES                                  $  25,647                      N/A

              NON-AUDIT FEES
                    AUDIT-RELATED FEES                    $     452 (2)         $  3,225,276 (2)
                    TAX FEES                              $   5,304 (3)         $    610,053 (4)
                    ALL OTHER FEES                        $       -             $          -
              TOTAL NON-AUDIT FEES                        $   5,756             $  3,835,329

              TOTAL                                       $  31,403             $  3,835,329

       2003

                                                          REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES                                  $  24,199                      N/A

              NON-AUDIT FEES
                    AUDIT-RELATED FEES                    $     684 (2)         $    739,996 (2)
                    TAX FEES                              $   4,607 (3)         $    187,500 (4)
                    ALL OTHER FEES                        $       -             $          - (5)
              TOTAL NON-AUDIT FEES                        $   5,291             $    927,496

              TOTAL                                       $  29,490             $    927,496

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                            AS ADOPTED JULY 31, 2003(1)

1.     STATEMENT OF PRINCIPLES

       The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

       The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

       The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------

(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

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       The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

       The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.     DELEGATION

       As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     AUDIT SERVICES

       The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

       In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

       The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     AUDIT-RELATED SERVICES

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       Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

       The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     TAX SERVICES

       The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

       Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     ALL OTHER SERVICES

       The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

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       The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

       Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     PROCEDURES

       All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

       The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.     ADDITIONAL REQUIREMENTS

       The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

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1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.    COVERED ENTITIES

       Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management
       Morgan Stanley Investments LP
       Van Kampen Asset Management Inc.
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investments LP
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

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Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2004